    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 19, 2001

                                                                       FILE NOS.
                                                                       333-83423
                                                                        811-9491


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 6

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                 AMENDMENT NO. 7
                         -------------------------------

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                              55 GREENS FARMS ROAD
                               WESTPORT, CT 06881
                                 (888) 247-9744
                          -----------------------------

                                 CURTIS BARNES
                              BISYS FUND SERVICES
                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

                          COPIES OF COMMUNICATIONS TO:
                            MATTHEW G. MALONEY, ESQ.
                     DICKSTEIN SHAPIRO MORIN & OSHINSKY LLP
                               2101 L STREET, N.W
                             WASHINGTON, D.C. 20037



It is proposed that this filing will become effective (check appropriate box)
         [X] immediately upon filing pursuant to paragraph (b)
         [ ] on [       ] pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------


     Parts A, B and C of the Registrant's registration statement are hereby incorporated by reference to the corresponding sections of Post-Effective Amendment No. 4 as filed April 20, 2001.

                  USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                       Supplement Dated October 18, 2001
                                     To the
                          Prospectus Dated May 1, 2001

The following information supplements the disclosure in the Prospectus regarding American Growth Fund and Strategic Growth Fund:

Effective October 12, 2001, Van Kampen Asset Management Inc. ("Van Kampen") has been appointed portfolio manager for the American Growth Fund and the Strategic Growth Fund (the "Funds"), replacing Fred Alger Management, Inc. Van Kampen will serve as portfolio manager pursuant to an interim portfolio management agreement that provides for the payment of the same compensation as was paid to the predecessor portfolio manager. Van Kampen's service as portfolio manager beyond a 150 day period commencing October 8, 2001 will be subject to further Board and Manager approval, as well as shareholder approval or the receipt of pending exemptive relief from the Securities and Exchange Commission permitting the Trust to replace sub-advisers under certain circumstances without shareholder approval.

The last sentence of the first paragraph under "Risk Return
Summary -- Investment Objective and Principal Investment Strategies" of the Strategic Growth Fund is deleted and replaced by the following:

        The Fund focuses on those companies that exhibit rising earnings expectations or rising valuations. In selecting securities for investment, the Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions. The Fund does not limit its investments to any single group or type of security. The Fund may invest in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged buyouts.

The "Risk Return Summary -- Investment Objective and Principal Investment Strategies" of the American Growth Fund is amended to state that the Fund currently defines a "large capitalization" company to be a company with a market capitalization of at least $5 billion. The Fund's determination of what constitutes a large capitalization company will fluctuate with the market.

The "Risk Return Summary" of the American Growth Fund and Strategic Growth Fund are amended to state that the Specialist Manager may use derivative instruments and emerging market securities while managing the respective Fund and to include the additional risks set forth below:

- Emerging Market Risk: Investments in emerging markets present greater risk than investing in foreign issuers generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such investments less liquid and more volatile.

- Derivative Instruments: In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and options on futures are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risk that the transactions may not be liquid.

The chart appearing under "More About the Funds" is amended to include the above risks for the American Growth Fund and Strategic Growth Fund.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                   USAllianz Variable Insurance Products Trust

                        Supplement Dated October 18, 2001
                                     To the
              Statement of Additional Information Dated May 1, 2001

The following information supplements the disclosure in the Statement of Additional Information ("SAI") regarding American Growth Fund and Strategic Growth Fund:


Effective October 12, 2001, Van Kampen Asset Management Inc. ("Van Kampen") has been appointed portfolio manager for the American Growth Fund and the Strategic Growth Fund (the "Funds"), replacing Fred Alger Management, Inc. Van Kampen will serve as portfolio manager pursuant to an interim portfolio management agreement that provides for the payment of the same compensation as was paid to the predecessor portfolio manager. Van Kampen's service as portfolio manager beyond a 150 day period commencing October 8, 2001 will be subject to further Board and Manager approval, as well as shareholder approval or the receipt of pending exemptive relief from the Securities and Exchange Commission permitting the Trust to replace sub-advisers under certain circumstances without shareholder approval.

Page 4 of the SAI regarding the American Growth Fund is amended to delete the limitation therein on investment by the Fund of no more than 20% of its assets in equity securities of companies that have total market capitalization of less than $10 billion.

Pages 4, 8, 25, 26, 28, and 29 of the SAI regarding the American Growth Fund are amended to state that the Fund may now engage in the use of options, futures and forward contracts, including but not limited to, forward foreign currency exchange contracts and foreign currency options.

Page 7 and 8 of the SAI are amended to state that the American Growth Fund and Strategic Growth Fund are permitted to invest in special situation companies, emerging markets securities, reverse repurchase agreements and securities of unseasoned issuers. In addition, the Strategic Growth Fund is now also permitted to invest in when issued securities and convertible securities.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, in the State of Ohio on the 19th day of October, 2001.

                                          USALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST

                                          By:  /s/ Christopher Pinkerton
                                          ------------------------------------
                                          Christopher Pinkerton
                                          Chairman of the Board and President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of USAllianz Variable Insurance Products Trust has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                    TITLE                                                DATE
---------                                    -----                                                ----

/s/ Christopher Pinkerton                    Chairman of the Board and President
-------------------------------------        (principal executive officer)                        October 19,  2001
Christopher Pinkerton

/s/ Harrison Conrad*                         Trustee
-------------------------------------                                                             October 19, 2001
Harrison Conrad

/s/ Roger A. Gelfenbein*                     Trustee
-------------------------------------                                                             October 19, 2001
Roger A. Gelfenbein

/s/ Arthur C. Reeds III*                     Trustee
-------------------------------------                                                             October 19, 2001
Arthur C. Reeds III

/s/ Steven D. Pierce                         Treasurer (principal financial and                   October 19, 2001
-------------------------------------        accounting officer)
Steven D. Pierce


*By: /s/ Charles Booth
     --------------------------------
     Charles Booth
     Attorney-in-Fact                                                                            October 19,  2001
